Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.0%
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 08/30/23)(a)(b)	$650	$473,298
Pampa Energia SA, 7.50%, 01/24/27 (Call 08/30/23)(a)	600	572,760
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(a)	450	426,501
YPF SA
6.95%, 07/21/27(a)	750	629,850
7.00%, 12/15/47 (Call 06/15/47)(a)	450	314,606
8.50%, 07/28/25(a)	1,125	1,056,375
YPF Sociedad Anonima
7.00%, 09/30/33	575	446,068
9.00%, 02/12/26	660	653,941
		4,573,399
Australia — 0.2%
Anglo American Capital PLC, 2.88%, 03/17/31
(Call 12/17/30)(a)	400	329,044
ICBCIL Finance Co. Ltd., 1.75%, 08/02/26(a)	200	179,320
Pioneer Reward Ltd., 2.00%, 04/09/26(a)	200	182,418
Yunda Holding Investment Co., 2.25%, 08/19/25(a)	200	179,972
		870,754
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC, 3.50%,
09/01/24(a)	700	660,121

Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	800	725,440
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	400	395,624
		1,121,064
Brazil — 5.4%
Acu Petroleo Luxembourg Sarl, 7.50%, 07/13/35
(Call 01/13/27)(a)	245	218,452
Adecoagro SA, 6.00%, 09/21/27.	150	142,332
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(a)	200	188,072
Altice Financing SA, 5.00%, 01/15/28 (Call 08/30/23)(a)	1,000	776,200
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28	200	184,925
Atento Luxco 1 SA, 8.00%, 02/10/26.	150	1,796
Azul Secured Finance LLP
10.88%, 05/28/30(c)	200	167,000
11.93%, 08/28/28	200	200,250
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	169,900
Banco Bradesco SA/Cayman Islands, 4.38%,
03/18/27(a)(b)	400	379,596
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)	200	182,390
4.50%, 01/10/25 (Call 12/10/24)(a)(b)	200	193,480
7.75%, 02/15/29 (Call 02/15/24),
(5-year CMT + 5.257%)(a)(d)	200	200,086
Banco do Brasil SA, 6.25%, 04/18/30	200	199,175
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	400	367,280
4.88%, 01/11/29(a)	400	378,110
6.25%, (Call 04/15/24),
(10-year CMT + 4.398%)(a)(b)(d)(e)	400	366,500
9.00%, (Call 06/18/24),
(10-year CMT + 6.362%)(a)(b)(d)(e)	400	403,940
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	192,092
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	400	364,772
4.50%, 01/31/30(a)	400	340,100
Security	Par (000)	Value

Brazil (continued)
5.88%, 01/31/50(a)	$200	$159,000
7.25%, 02/13/33 (Call 11/13/32)(a)	400	392,460
8.50%, 01/23/81 (Call 10/24/25),
(5-year CMT + 8.220%)(a)(d)	200	200,965
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	200	166,160
5.75%, 09/21/50 (Call 03/21/50)(a)	200	140,500
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24
(Call 12/05/23)(a)	200	200,588
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	400	346,748
Cosan Luxembourg SA, 7.50%, 06/27/30(c)	200	200,720
Cosan Overseas Ltd., 8.25%, (Call 08/05/23)(a)(e)	100	99,546
Cosan SA, 5.50%, 09/20/29(a)	200	186,004
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	200	189,218
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	200	157,436
5.88%, 04/08/32(a)	400	331,000
Embraer Netherlands Finance BV
5.40%, 02/01/27(b)	330	323,463
7.00%, 07/28/30 (Call 04/28/30)(c)	200	202,098
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(b)	300	299,175
FS Luxembourg Sarl, 10.00%, 12/15/25	200	205,636
Globo Comunicacao e Participacoes SA, 4.88%,
01/22/30(a)	200	167,154
Guara Norte Sarl, 5.20%, 06/15/34	177	157,509
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)	200	184,658
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	191,540
3.88%, 04/15/31 (Call 04/15/26),
(5-year CMT + 3.446%)(a)(d)	200	183,296
4.50%, 11/21/29 (Call 11/21/24),
(5-year CMT + 2.822%)(a)(d)	200	192,900
4.63%, (Call 02/27/25), (5-year CMT + 3.222%)(a)(d)(e)	200	159,250
7.72%, (Call 12/12/23), (5-year CMT + 3.981%)(a)(d)(e)	400	387,000
7.86%, , (5-year CMT + 3.863%)(a)(e)	200	195,025
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(a)	250	194,434
5.75%, 04/01/33 (Call 01/01/33)(a)	650	623,242
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	400	322,508
7.00%, 04/03/49 (Call 10/03/48)(a)	200	196,764
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	400	293,800
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	387	248,809
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	400	319,048
Minerva Luxembourg SA, 4.38%, 03/18/31	400	324,470
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(a)	200	188,700
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	400	350,700
NBM U.S. Holdings Inc., 7.00%, 05/14/26
(Call 08/30/23)(a)	200	195,500
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)	800	750,304
6.50%, 01/18/28 (Call 10/18/27)(a)	400	387,828
Petrobras Global Finance BV
5.09%, 01/15/30(b)	150	139,824
5.30%, 01/27/25(b)	150	148,273
5.50%, 06/10/51 (Call 12/10/50)	150	118,310
5.60%, 01/03/31 (Call 10/03/30)(b)	300	287,040
6.00%, 01/27/28(b)	295	293,068

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
6.50%, 07/03/33	$400	$392,500
6.75%, 01/27/41(b)	250	239,835
6.85%, 06/05/2115(b)(e)	500	440,005
6.88%, 01/20/40(b)	248	242,177
6.90%, 03/19/49(b)	250	233,625
7.25%, 03/17/44(b)	250	249,742
7.38%, 01/17/27	150	155,490
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(a)	200	194,096
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	200	195,632
Rede D'or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	200	172,742
4.95%, 01/17/28 (Call 10/17/27)(a)	200	184,328
Rumo Luxembourg Sarl, 5.25%, 01/10/28(a)	200	187,800
Simpar Europe SA, 5.20%, 01/26/31(a)	200	161,275
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	100	85,285
3.13%, 01/15/32 (Call 10/15/31)	300	240,534
3.75%, 01/15/31 (Call 10/15/30)	500	427,525
5.00%, 01/15/30 (Call 10/15/29)	400	376,188
5.75%, 07/14/26(a)	200	199,350
6.00%, 01/15/29 (Call 10/15/28)	200	199,500
7.00%, 03/16/47 (Call 09/16/46)(a)	400	407,008
Unigel Luxembourg SA, 8.75%, 10/01/26
(Call 08/30/23)(a)	200	64,874
Usiminas International Sarl, 5.88%, 07/18/26
(Call 08/30/23)(a)	200	194,700
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	450	400,084
6.13%, 06/12/33(b)	400	401,960
6.88%, 11/21/36	383	406,219
6.88%, 11/10/39	275	292,359
8.25%, 01/17/34	200	233,298
XP Inc., 3.25%, 07/01/26(a)	200	178,185
		23,774,435
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(a)	400	362,004

Canada — 0.3%
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	200	183,262
China Development Bank Financial Leasing Co. Ltd.,
2.88%, 09/28/30 (Call 09/28/25),
(5-year CMT + 2.750%)(a)(d)	200	185,632
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	200	182,644
Emirates NBD Bank PJSC, 2.63%, 02/18/25(a)	200	190,186
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	151,188
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(a)	200	187,654
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(a)	200	184,084
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)	200	187,640
		1,452,290
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58
(Call 08/30/23)(a)(f)	400	1,600

Chile — 3.9%
AES Andes SA., 7.13%, 03/26/79 (Call 07/06/24),
(5-year USD Swap + 4.644%)(a)(d)	400	382,680
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	400	335,792
Security	Par (000)	Value

Chile (continued)
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	$995	$754,890
Antofagasta PLC
2.38%, 10/14/30(a)	200	162,348
5.63%, 05/13/32(a)	600	594,828
Banco de Chile, 2.99%, 12/09/31(a)	400	338,052
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(b)	600	495,975
3.50%, 10/12/27(a)(b)	400	367,280
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(a)(b)	650	620,263
3.18%, 10/26/31 (Call 07/28/31)(a)(b)	400	342,916
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)	600	545,622
4.25%, 04/30/29 (Call 01/30/29)(a)	600	549,366
5.15%, 01/29/50 (Call 07/29/49)(a)	400	338,712
5.50%, 04/30/49 (Call 10/30/48)(a)	400	348,276
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	800	760,000
5.15%, 02/12/25 (Call 11/12/24)(a)	600	588,960
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32
(Call 10/19/31)(a)	550	466,469
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)	400	346,480
3.15%, 01/19/32 (Call 10/19/31)(a)	400	339,248
3.95%, 10/11/27 (Call 07/11/27)(a)	600	565,854
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(a)	650	517,888
4.75%, 08/01/26 (Call 05/03/26)(a)	400	387,936
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	462	442,189
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	900	863,550
Engie Energia Chile SA, 3.40%, 01/28/30
(Call 10/28/29)(a)	400	332,876
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)	600	476,664
GNL Quintero SA, 4.63%, 07/31/29(a)	565	545,461
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	1,100	913,467
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)	600	495,618
3.85%, 01/13/30 (Call 10/13/29)(a)	400	357,992
4.38%, 04/04/27(a)	400	383,156
4.75%, 09/15/24 (Call 06/15/24)(a)	400	392,668
6.13%, 06/23/33 (Call 03/23/33)(c)	400	405,744
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(a)	600	652,875
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51
(Call 03/10/51)(a)	600	417,924
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	450	352,125
		17,182,144
China — 8.6%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(a)	200	167,634
Agile Group Holdings Ltd., 13.48%, (Call 08/30/23),
(5-year CMT + 9.216%)(a)(e)	200	19,412
Agricultural Bank of China Ltd./Hong Kong, 2.00%,
03/01/25(a)	200	189,526
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(d)(e)	200	176,554
3.20%, 09/16/40 (Call 03/16/40)(a)(b)	800	594,096
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	400	324,952
2.70%, 02/09/41 (Call 08/09/40)(b)	400	266,240
3.15%, 02/09/51 (Call 08/09/50)	200	126,618

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
3.25%, 02/09/61 (Call 08/09/60)	$200	$121,274
3.40%, 12/06/27 (Call 09/06/27)	500	465,975
3.60%, 11/28/24 (Call 08/28/24)	200	194,437
4.00%, 12/06/37 (Call 06/06/37)	400	332,976
4.20%, 12/06/47 (Call 06/06/47)	200	155,368
4.50%, 11/28/34 (Call 05/28/34)	200	182,822
Amipeace Ltd.
1.75%, 11/09/26(a)	400	358,004
2.50%, 12/05/24(a)	200	192,140
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)(b)	200	161,078
3.08%, 04/07/25 (Call 03/07/25)(b)	400	382,624
4.13%, 06/30/25	200	193,764
Bank of China Ltd.
5.00%, 11/13/24(a)(b)	400	394,516
6.11%, 04/28/25, (1-day SOFR + 0.780%)(a)(d)	200	200,530
Bank of China Ltd./Hong Kong, 3.88%, 06/30/25(a)	400	388,312
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	400	360,952
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(e)	600	576,000
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(a)	200	189,002
BOC Aviation USA Corp., 4.88%, 05/03/33
(Call 02/03/33)(a)(b)	400	387,852
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(a)	200	179,892
CCCI Treasure Ltd., 3.43%, (Call 11/21/24),
(5-year CMT + 4.998%)(a)(d)(e)	200	191,920
CDBL Funding 2, 2.00%, 03/04/26(a)	200	183,274
Central Plaza Development Ltd., 4.65%, 01/19/26
(Call 10/19/25)(a)	200	162,346
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(a)	200	180,842
China Cinda 2020 I Management Ltd.
2.50%, 03/18/25 (Call 02/18/25)(a)	200	188,296
3.00%, 01/20/31 (Call 10/20/30)(a)	200	164,522
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27
(Call 10/28/26)(a)	200	183,926
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	400	385,872
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	191,482
4.75%, 02/21/29(a)	200	188,792
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25),
(5-year CMT + 2.150%)(a)(d)	400	376,556
2.85%, 01/21/32 (Call 01/21/27),
(5-year CMT + 1.400%)(a)(d)	400	371,856
4.25%, 02/27/29 (Call 02/27/24),
(5-year CMT + 1.880%)(a)(d)	400	396,016
5.72%, 12/21/24, (1-day SOFR + 0.500%)(a)(d)	200	199,354
China Construction Bank Corp./Hong Kong, 1.25%,
08/04/25(a)	200	184,038
China Construction Bank Corp./London, 3.13%,
05/17/25(a)	200	191,958
China Great Wall International Holdings III Ltd., 3.88%,
08/31/27(a)	200	176,856
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25
(Call 05/17/25)(a)	200	185,576
China Overseas Finance Cayman VI Ltd., 6.45%,
06/11/34(a)	200	205,924
China Overseas Finance Cayman VIII Ltd., 2.75%,
03/02/30(a)	200	170,168
Security	Par (000)	Value

China (continued)
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	$400	$385,804
China Resources Land Ltd., 3.75%, (Call 12/09/24),
(5-year CMT + 5.139%)(a)(d)(e)	400	383,636
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26), (5-year CMT + 5.581%)(a)(d)(e)	200	186,196
China Taiping Insurance Holdings Co. Ltd., 6.40%, (e)	400	414,000
CICC Hong Kong Finance 2016 MTN Ltd., 5.49%,
03/01/26	200	199,830
CICC Hong Kong Finance MTN Ltd., 5.42%, 11/22/25(a)	400	397,140
CITIC Ltd.
2.85%, 02/25/30(a)	200	174,338
2.88%, 02/17/27 (Call 01/17/27)(a)	400	371,168
3.88%, 02/28/27(a)	200	191,564
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29
(Call 06/06/29)(a)	200	175,774
CMB International Leasing Management Ltd., 1.88%,
08/12/25(a)	400	369,112
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23), (3-year CMT + 6.354%)(a)(d)(e)	200	198,960
4.00%, 06/01/27 (Call 05/01/27)(a)	200	192,288
CMS International Gemstone Ltd., 1.30%, 09/16/24(a)	200	189,410
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	200	178,796
3.30%, 09/30/49 (Call 03/30/49)	200	143,036
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	385,820
4.38%, 05/02/28(b)	400	390,400
CNOOC Petroleum North America ULC
5.88%, 03/10/35	200	208,796
6.40%, 05/15/37	400	437,964
7.50%, 07/30/39	150	181,276
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	200	216,716
Contemporary Ruiding Development Ltd., 1.50%,
09/09/26(a)	200	176,022
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	195,140
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(a)	200	39,000
3.30%, 01/12/31 (Call 10/12/30)(a)	200	27,960
4.20%, 02/06/26 (Call 02/06/24)(a)	200	36,420
5.13%, 01/17/25 (Call 08/30/23)(a)	200	43,350
5.40%, 05/27/25 (Call 08/30/23)(a)	200	40,875
7.25%, 04/08/26 (Call 08/30/23)(a)	400	69,000
Easy Tactic Ltd.
7.50%, 07/11/25 (Call 08/30/23), (7.50% PIK)(g)	317	23,949
7.50%, 07/11/27 (Call 08/30/23), (7.50% PIK)(g)	371	25,036
7.50%, 07/11/28 (Call 08/30/23), (7.50% PIK)(g)	161	9,688
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(d)(e)	400	396,692
ENN Clean Energy International Investment Ltd., 3.38%,05/12/26 (Call 05/12/24)(a)	200	184,458
ENN Energy Holdings Ltd., 2.63%, 09/17/30(a)	200	166,252
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(a)	400	336,896
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26),
(5-year CMT + 5.584%)(a)(d)(e)	200	177,498
Fuqing Investment management Co., 3.25%, 06/23/25(a)	200	167,984
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	710	603,207
Horse Gallop Finance Ltd., 1.70%, 07/28/25(a)	200	184,076
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	400	339,588
4.75%, 04/27/27(a)	200	174,802

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/30 (Call 11/28/29)(a)	$200	$155,474
4.50%, 05/29/29(a)	400	324,716
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	200	192,144
ICBCIL Finance Co. Ltd.
1.63%, 11/02/24(a)	200	189,788
2.70%, 01/27/27(a)	200	184,158
Indonesia Government International Bond, 3.54%,
11/08/27	250	237,027
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(e)	1,200	1,118,556
4.50%, 01/19/26(a)	400	392,844
6.23%, 01/19/26(d)	200	201,466
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	200	178,490
2.95%, 06/01/25(a)	200	191,214
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 10/28/24(a)	200	189,002
1.20%, 09/09/25(a)	200	182,892
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24), (5-year CMT + 1.650%)(a)(d)	200	193,208
Industrial Bank Co. Ltd./Hong Kong, 3.25%, 05/18/25(a)	200	192,650
JD.com Inc., 3.88%, 04/29/26	200	190,966
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)	200	168,932
5.83%, 01/27/28 (Call 12/27/27)(a)	200	199,020
6.54%, 07/27/32 (Call 04/27/32)(a)	200	203,620
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(c)	520	509,746
6.75%, 06/30/30 (Call 12/30/29)(a)(c)	425	398,068
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	143,264
MCC Holding Hong Kong Corp. Ltd., 2.95%,
(Call 04/20/24), (3-year CMT + 5.595%)(a)(d)(e)	200	194,922
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)	200	183,086
3.05%, 10/28/30 (Call 07/28/30)(a)	200	160,364
Melco Resorts Finance Ltd., 5.25%, 04/26/26
(Call 08/30/23)(a)	600	562,758
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	162,088
Ooredoo International Finance Ltd., 2.63%, 04/08/31(a)	1,400	1,206,996
Pioneer Reward Ltd., 2.38%, 03/03/25(a)	200	189,416
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(a)	600	541,368
4.19%, 01/19/32 (Call 10/19/31)(a)	800	675,712
4.85%, 07/06/27 (Call 04/06/27)(a)	400	381,184
Prudential Funding Asia PLC, 3.13%, 04/14/30	200	176,484
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26
(Call 07/26/24)(a)	200	80,880
Saudi Arabian Oil Co., 3.50%, 11/24/70 (Call 05/24/70)(a)	1,000	660,450
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	200	159,829
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	169,408
SF Holding Investment Ltd., 2.38%, 11/17/26(a)	200	180,432
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(a)	200	171,280
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	16,000
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/25 (Call 12/13/24)(a)	200	23,622
State Elite Global Ltd., 6.35%, 10/24/24, (1-day SOFR + 1.032%)(a)(d)	200	200,338
Security	Par (000)	Value

China (continued)
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	$200	$183,202
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	200	166,270
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	200	168,770
3.24%, 06/03/50 (Call 12/03/49)(a)	200	128,856
3.58%, 04/11/26 (Call 02/11/26)(a)(b)	200	190,568
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	300	278,544
3.68%, 04/22/41 (Call 10/22/40)(a)	400	305,772
3.80%, 02/11/25(a)	200	194,710
3.84%, 04/22/51 (Call 10/22/50)(a)	400	287,256
3.93%, 01/19/38 (Call 07/19/37)(a)	400	326,260
3.94%, 04/22/61 (Call 10/22/60)(a)	200	139,344
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	400	372,308
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	200	163,074
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(a)	800	760,744
Vigorous Champion International Ltd., 2.75%, 06/02/25(a)	200	187,432
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(b)	400	322,600
West China Cement Ltd., 4.95%, 07/08/26
(Call 07/08/24)(a)	200	150,710
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	200	181,880
Xiaomi Best Time International Ltd., 3.38%, 04/29/30
(Call 01/29/30)(a)	200	164,410
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26
(Call 05/20/24)(a)	200	142,000
ZhongAn Online P&C Insurance Co. Ltd., 3.13%, 07/16/25 (Call 04/16/25)(a)	200	177,246
		38,177,859
Colombia — 4.3%
ABRA Global Finance, 11.50%, 03/02/28 (Call 03/02/25)	814	680,042
AI Candelaria Spain SLU, 5.75%, 06/15/33(a)	400	302,930
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(a)	950	826,500
Avianca Midco 2 PLC, 9.00%, 12/01/28 (Call 12/01/24)(c)	500	435,000
Banco Davivienda SA, 6.65%, (Call 04/22/31),
(10-year CMT + 5.097%)(a)(d)(e)	400	312,280
Banco de Bogota SA, 6.25%, 05/12/26(a)	1,000	972,600
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	600	572,424
4.63%, 12/18/29 (Call 12/18/24),
(5-year CMT + 2.944%)(d)	400	350,148
6.91%, 10/18/27, (5-year CMT + 2.929%)(b)(d)	600	584,580
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	400	348,324
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30(a)	400	309,412
Ecopetrol SA
4.13%, 01/16/25	1,033	994,004
4.63%, 11/02/31 (Call 08/02/31)(b)	1,000	792,375
5.38%, 06/26/26 (Call 03/26/26)(b)	1,235	1,183,284
5.88%, 05/28/45(b)	1,700	1,215,500
5.88%, 11/02/51 (Call 05/02/51)(b)	650	446,030
6.88%, 04/29/30 (Call 01/29/30)(b)	1,650	1,547,783
7.38%, 09/18/43(b)	775	671,693
8.63%, 01/19/29 (Call 12/19/28)	400	411,300
8.88%, 01/13/33 (Call 10/13/32)	1,750	1,787,844
EnfraGen Energia Sur SA, 5.38%, 12/30/30
(Call 12/30/25)	600	395,400
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	400	342,900
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	800	645,704
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26	400	378,640
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	800	636,704

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
6.25%, 03/25/29 (Call 03/25/24)(a)	$720	$655,200
Promigas SA ESP/Gases del Pacifico SAC, 3.75%,
10/16/29 (Call 07/16/29)(a)	400	340,500
Sierracol Energy Andina Co., 6.00%, 06/15/28
(Call 06/15/24)(a)	600	472,200
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)	600	578,448
		19,189,749
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%,
04/30/29	600	611,382

Egypt — 0.2%
Banco do Brasil SA/Cayman, 4.63%, 01/15/25	200	195,100
YPF SA, 9.00%, 06/30/29(h)	800	759,816
		954,916
Ghana — 0.5%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 08/10/23)(a)	600	559,422
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/30/23)(a)	600	381,072
10.25%, 05/15/26 (Call 08/10/23)(a)	1,514	1,232,457
		2,172,951
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	900	831,339
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	1,000	826,620
Investment Energy Resources Ltd., 6.25%, 04/26/29
(Call 04/26/25)(a)	600	561,438
		2,219,397
Hong Kong — 4.5%
Adani Green Energy Ltd., 4.38%, 09/08/24(a)	200	187,016
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)	200	192,760
3.38%, 04/07/30 (Call 01/07/30)(a)	200	181,830
3.60%, 04/09/29 (Call 01/09/29)(a)	200	185,780
3.90%, 04/06/28 (Call 01/06/28)(a)	200	191,074
4.50%, 03/16/46 (Call 09/16/45)(a)	200	179,910
4.95%, 04/04/33 (Call 01/04/33)(a)	200	199,304
5.63%, 10/25/27 (Call 09/25/27)(a)	200	204,884
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23), (5-year CMT + 3.036%)(a)(d)(e)	800	799,168
Bank of Communications Hong Kong Ltd.
2.30%, 07/08/31 (Call 07/08/26),
(5-year CMT + 1.400%)(a)(d)	250	226,325
3.73%, (Call 03/03/25), (5-year CMT + 2.525%)(a)(d)(e)	250	240,870
Bank of East Asia Ltd. (The)
5.83%, (Call 10/21/25), (5-year CMT + 5.527%)(a)(d)(e)	250	219,160
5.88%, (Call 09/19/24), (5-year CMT + 4.257%)(a)(d)(e)	250	230,625
6.75%, 03/15/27 (Call 03/15/26),
(1-year CMT + 2.100%)(a)(d)	250	249,213
Bocom Leasing Management Hong Kong Co. Ltd., 6.61%, 12/10/24, (3-mo. LIBOR US + 1.075%)(a)(d)	400	399,432
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26),
(5-year CMT + 3.642%)(a)(d)(e)	200	165,642
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	187,542
Cathay Pacific MTN Financing HK Ltd., 4.88%,
08/17/26(a)	200	191,950
Celestial Miles Ltd., 5.75%, (Call 07/31/24),
(5-year CMT + 8.205%)(a)(d)(e)	200	196,844
Security	Par (000)	Value

Hong Kong (continued)
China CITIC Bank International Ltd.
4.63%, 02/28/29 (Call 02/28/24),
(5-year CMT + 2.250%)(a)(d)	$250	$247,818
4.80%, (Call 04/22/27), (5-year CMT + 2.104%)(a)(d)(e)	250	240,010
7.10%, (Call 11/06/23), (5-year CMT + 4.151%)(a)(d)(e)	200	199,974
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25),
(5-year CMT + 2.041%)(a)(d)(e)	400	382,528
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(a)	200	189,058
FWD Group Ltd.
6.38%, (Call 09/13/24), (5-year CMT + 4.876%)(a)(d)(e)	450	399,127
8.05%, (Call 12/15/23), (5-year CMT + 4.865%)(a)(d)(e)	200	183,298
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	187,206
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	186,312
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	176,308
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(a)	200	167,650
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(a)	200	161,674
2.88%, 05/03/26(a)	400	374,200
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(a)	200	162,636
2.88%, 05/27/30 (Call 02/27/30)(a)	200	174,466
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(Call 08/17/26)(a)	200	176,430
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(a)	200	182,264
Hysan MTN Ltd., 2.82%, 09/04/29(a)	400	345,192
IFC Development Corporate Treasury Ltd., 3.63%,
04/17/29(a)	200	183,062
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	182,914
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(a)	200	166,540
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29
(Call 06/24/29)(a)	200	165,890
Li & Fung Ltd., 5.25%, (Call 11/03/23)(a)(e)	200	94,790
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(a)	200	168,554
2.88%, 07/21/26(a)	200	186,032
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/30/23)(a)	600	572,760
5.38%, 12/04/29 (Call 12/04/24)(a)	1,000	847,450
5.63%, 07/17/27 (Call 08/30/23)(a)(b)	600	541,950
5.75%, 07/21/28 (Call 07/21/24)(a)	1,000	893,750
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	326,972
Nan Fung Treasury III Ltd., 5.00%, (Call 09/10/23)(a)(e)	400	298,892
Nan Fung Treasury Ltd., 3.63%, 08/27/30(a)	200	169,072
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29
(Call 11/20/24), (5-year CMT + 2.180%)(a)(d)	250	239,330
New World China Land Ltd., 4.75%, 01/23/27(a)	200	180,718
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28), (5-year CMT + 5.858%)(a)(d)(e)	400	269,356
4.80%, (Call 09/09/23)(a)(e)	400	220,704
5.25%, (Call 03/22/26), (5-year CMT + 7.889%)(a)(d)(e)	200	168,750
6.15%, (Call 03/16/25), (3-year CMT + 6.201%)(a)(d)(e)	200	183,010
6.25%, (Call 03/07/24)(a)(e)	200	136,450
NWD MTN Ltd., 4.50%, 05/19/30(a)	200	161,774
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	200	159,748
Phoenix Lead Ltd., 4.85%, (Call 08/23/23)(a)(e)	200	166,626
Prudential PLC
2.95%, 11/03/33 (Call 08/03/28),
(5-year CMT + 1.517%)(a)(d)	200	169,386
4.88%, (Call 10/20/23)(a)(e)	400	346,200

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	$800	$758,600
5.63%, 08/08/25 (Call 06/08/25)	1,600	1,570,712
SingTel Group Treasury Pte Ltd., 1.88%, 06/10/30
(Call 03/10/30)(a)	600	495,486
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(a)	200	175,694
3.75%, 02/25/29(a)	200	186,196
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(a)	200	175,064
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	191,350
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	185,492
		19,704,754
Hungary — 0.2%
OTP Bank Nyrt
7.50%, 05/25/27	400	403,000
8.75%, 05/15/33 (Call 02/15/28),
(5-year CMT + 5.060%)(a)(d)	700	699,314
		1,102,314
India — 4.4%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	600	595,125
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	299,760
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	190,890
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	143,176
4.00%, 07/30/27 (Call 06/30/27)(a)	200	170,674
4.20%, 08/04/27 (Call 02/04/27)(a)	400	342,136
4.38%, 07/03/29(a)	400	329,432
Adani Transmission Ltd., 4.00%, 08/03/26(a)	200	175,700
Axis Bank Ltd., 4.10%, (Call 09/08/26),
(5-year CMT + 3.315%)(a)(d)(e)	200	175,156
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	193,624
Bharti Airtel Ltd.
3.25%, 06/03/31(a)	200	171,086
4.38%, 06/10/25(a)	400	390,172
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(a)	400	382,112
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(a)	400	367,000
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(a)	186	172,515
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	391,540
6.45%, 06/04/29(a)	200	188,560
Greenko Dutch BV, 3.85%, 03/29/26 (Call 08/30/23)(a)	376	341,724
Greenko Power II Ltd., 4.30%, 12/13/28(a)	371	325,757
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25	400	387,504
5.95%, 07/29/26 (Call 08/30/23)(a)	200	188,962
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(a)	400	386,100
HDFC Bank Ltd., 3.70%, (Call 08/25/26),
(5-year CMT + 2.925%)(a)(d)(e)	400	348,524
HDFC Bank Ltd./Gift City, 5.69%, 03/02/26(a)	400	399,984
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	188,140
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)(b)	450	432,931
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	330,956
3.25%, 02/13/30(a)	200	175,040
3.57%, 01/21/32(a)(b)	400	346,440
Security	Par (000)	Value

India (continued)
3.84%, 12/13/27(a)	$200	$187,252
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(Call 05/18/26)(a)	504	425,104
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	400	355,384
5.05%, 04/05/32 (Call 10/05/31)(a)	200	162,496
Network i2i Ltd.
3.98%, (e)	400	361,536
5.65%, (Call 01/15/25), (5-year CMT + 4.274%)(a)(d)(e)	600	583,650
NTPC Ltd., 4.25%, 02/26/26(a)	400	387,600
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	189,538
Oil India Ltd., 5.13%, 02/04/29(a)	400	392,584
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	400	379,284
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	383,280
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	168,314
3.95%, 04/23/30(a)(b)	400	357,876
4.50%, 06/18/29(a)	400	372,324
6.15%, 12/06/28(a)	200	202,922
REC Ltd.
2.25%, 09/01/26(a)	400	359,164
5.63%, 04/11/28(a)	400	396,066
Reliance Industries Ltd.
2.88%, 01/12/32(a)	1,100	911,119
3.63%, 01/12/52(a)	900	632,880
3.67%, 11/30/27(a)	500	469,320
3.75%, 01/12/62(a)	400	275,748
4.13%, 01/28/25(a)	250	244,090
4.88%, 02/10/45(a)	250	222,642
6.25%, 10/19/40(a)	250	266,170
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9
Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(a)	400	341,232
State Bank of India, 4.88%, 05/05/28(a)	200	197,476
State Bank of India/London, 1.80%, 07/13/26(a)	400	360,132
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	170,940
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(a)	800	526,120
9.25%, 04/23/26 (Call 08/30/23)(a)(b)	200	122,000
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)	400	357,024
		19,291,987
Indonesia — 2.7%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 08/31/23)(a)	500	479,915
Bank Mandiri Persero Tbk PT, 4.75%, 05/13/25(a)	600	588,510
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	400	370,188
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(d)(e)	600	498,894
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26
(Call 08/31/23)(a)	600	569,658
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(a)	700	677,166
5.32%, 04/14/32 (Call 01/01/32)(a)	1,600	1,510,248
6.20%, 04/14/52 (Call 10/14/51)(a)	700	645,421
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25
(Call 08/31/23)(a)	500	496,865
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(a)	1,000	839,580
3.54%, 04/27/32 (Call 10/27/31)(a)	600	504,180
4.75%, 06/09/51 (Call 12/09/50)(a)	600	452,232
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	662	605,834
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	800	751,648

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26
(Call 08/31/23)(a)	$400	$393,848
Minejesa Capital BV
4.63%, 08/10/30(a)	1,200	1,096,236
5.63%, 08/10/37(a)	800	662,900
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	800	715,512
		11,858,835
Israel — 3.0%
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 10/21/26), (5-year CMT + 2.155%)(a)(c)(d)	800	683,824
Bank Leumi Le-Israel BM
3.28%, 01/29/31 (Call 01/29/26),
(5-year CMT + 1.631%)(c)(d)	600	535,356
5.13%, 07/27/27 (Call 06/27/27)(a)(c)	400	395,468
7.13%, 07/18/33 (Call 07/18/28),
(5-year CMT + 3.466%)(a)(c)(d)	400	393,112
Energian Israel Finance Ltd.
5.88%, 03/30/31 (Call 09/30/30)(a)(c)	472	411,995
8.50%, 09/30/33(c)	570	571,995
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(c)	500	497,660
Israel Discount Bank Ltd., 5.38%, 01/26/28
(Call 12/26/27)(c)	600	591,690
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(c)	400	338,520
4.25%, 08/14/28(a)(c)	800	743,808
Series 6, 5.00%, 11/12/24(a)(c)	700	690,158
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31
(Call 04/07/26), (5-year CMT + 2.250%)(a)(c)(d)	400	348,084
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36(b)	650	587,860
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	2,125	1,910,609
4.10%, 10/01/46(b)	1,350	876,568
4.75%, 05/09/27 (Call 02/09/27)(b)	800	741,232
5.13%, 05/09/29 (Call 02/09/29)	750	684,367
6.75%, 03/01/28 (Call 12/01/27)(b)	1,100	1,084,875
7.88%, 09/15/29 (Call 06/15/29)(b)	800	829,216
8.13%, 09/15/31 (Call 06/15/31)	400	422,188
		13,338,585
Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(a)	400	380,164

Kazakhstan — 1.6%
Energian Israel Finance Ltd., 5.38%, 03/30/28
(Call 09/30/27)(a)(c)	530	480,175
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)	1,000	789,150
4.75%, 04/19/27(a)	1,000	952,730
5.38%, 04/24/30(a)	1,200	1,126,956
5.75%, 04/19/47(a)	1,200	1,006,788
6.38%, 10/24/48(a)	1,300	1,146,249
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	600	545,346
3.25%, 08/15/30 (Call 02/15/30)(a)	800	612,000
4.00%, 08/15/26(a)	700	633,339
		7,292,733
Security	Par (000)	Value

Kuwait — 2.0%
Boubyan Sukuk Ltd.
2.59%, 02/18/25(a)	$800	$764,744
3.39%, 03/29/27(a)	400	380,316
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26),
(5-year CMT + 2.229%)(a)(d)	400	301,188
5.75%, (Call 07/09/24), (5-year CMT + 4.007%)(a)(d)(e)	600	540,816
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(a)	600	524,430
4.25%, 11/03/26(a)	1,400	1,339,345
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	600	518,316
4.50%, 02/23/27(a)	400	336,028
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(c)	400	385,396
MEGlobal Canada ULC
5.00%, 05/18/25(a)	800	783,648
5.88%, 05/18/30(a)	600	607,722
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(a)(d)	1,000	893,475
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(d)(e)	800	734,856
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	600	521,316
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	400	386,080
		9,017,676
Luxembourg — 0.3%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)	1,600	1,190,000

Macau — 2.7%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	400	358,284
4.85%, 01/27/28 (Call 01/27/25)(a)	500	413,700
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	600	549,375
5.25%, 06/18/25 (Call 06/18/24)(a)	600	578,250
5.88%, 05/15/26 (Call 08/10/23)(a)	700	676,288
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	600	528,720
3.35%, 03/08/29 (Call 01/08/29)(b)	800	685,500
3.75%, 08/08/31 (Call 05/08/31)(b)	500	416,875
4.88%, 06/18/30 (Call 03/18/30)	600	546,750
5.90%, 08/08/28 (Call 05/08/28)	1,800	1,748,250
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	900	687,375
6.00%, 07/15/25 (Call 07/07/24)(a)	400	377,384
6.50%, 01/15/28 (Call 07/07/24)(a)	600	514,500
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/10/23)(a)	400	389,800
5.13%, 12/15/29 (Call 12/15/24)(a)	800	670,976
5.50%, 01/15/26 (Call 08/30/23)(a)	1,200	1,123,080
5.50%, 10/01/27 (Call 10/01/23)(a)	600	542,250
5.63%, 08/26/28 (Call 08/26/23)(a)	1,400	1,246,000
		12,053,357
Malaysia — 1.6%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(a)	600	501,462
4.36%, 03/24/26(a)	400	387,368
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50
(Call 02/19/50)(a)	1,000	690,680
CIMB Bank Bhd
2.13%, 07/20/27(a)	600	536,364
6.32%, 10/09/24, (3-mo. LIBOR US + 0.780%)(a)(d)	600	600,288

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia (continued)
Genm Capital Labuan Ltd., 3.88%, 04/19/31
(Call 01/19/31)(a)	$1,000	$816,120
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,300	1,214,447
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)	600	562,110
RBH Bank, 1.66%, 06/29/26(a)	400	356,932
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	800	745,152
4.85%, 11/01/28(a)	700	690,130
		7,101,053
Mexico — 4.7%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)(b)	200	200,258
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(a)	200	161,462
4.25%, 09/18/29 (Call 06/18/29)(a)	200	178,222
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	199,940
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	400	346,280
3.63%, 04/22/29 (Call 01/22/29)	200	183,280
4.38%, 07/16/42(b)	400	348,224
4.38%, 04/22/49 (Call 10/22/48)(b)	400	341,604
4.70%, 07/21/32 (Call 04/21/32)	400	384,140
5.38%, 04/04/32(a)	200	182,800
6.13%, 03/30/40	800	840,168
6.38%, 03/01/35	350	377,762
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)	150	142,432
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27), (5-year CMT + 4.643%)(a)(d)(e)	200	171,500
6.63%, (Call 01/24/32), (10-year CMT + 5.034%)(a)(d)(e)	200	159,075
6.75%, (Call 06/27/24),
(5-year CMT + 4.967%)(a)(b)(d)(e)	200	195,165
7.50%, (Call 06/27/29), (10-year CMT + 5.470%)(a)(d)(e)	200	179,950
7.63%, (Call 01/06/28)(a)	200	184,748
8.38%, (Call 10/14/30), (10-year CMT + 7.760%)(a)(d)(e)	200	195,658
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(a)	850	839,694
5.95%, 10/01/28 (Call 10/01/23)(d)	200	198,040
BBVA Bancomer SA, 8.45%, 06/29/38(b)(c)	400	405,600
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)	200	183,452
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)	600	519,516
5.88%, 09/13/34 (Call 09/13/29),
(5-year CMT + 4.308%)(a)(d)	400	356,096
Becle SAB de CV, 2.50%, 10/14/31(a)	200	157,584
Bimbo Bakeries USA Inc., 4.00%, 05/17/51(a)	200	157,774
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	400	254,008
7.45%, 11/15/29 (Call 11/15/24)(a)	400	271,100
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	200	171,500
5.20%, 09/17/30 (Call 09/17/25)(a)	400	376,250
5.45%, 11/19/29 (Call 11/19/24)(a)	400	387,164
9.13%, (Call 03/14/28), (5-year CMT + 4.907%)(a)(d)(e)	400	416,000
Cemex SAB De CV, 5.13%, (Call 06/08/26),
(5-year CMT + 4.534%)(a)(d)(e)	400	366,840
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	200	188,890
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	450	348,239
Security	Par (000)	Value

Mexico (continued)
2.75%, 01/22/30 (Call 10/22/29)	$200	$176,175
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)	328	317,287
Fomento Economico Mexicano SAB de CV, 3.50%,
01/16/50 (Call 07/16/49)(b)	700	525,427
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	400	303,492
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(a)	400	359,000
Grupo Bimbo SAB de CV
4.00%, 09/06/49	200	160,792
4.70%, 11/10/47(a)	200	177,184
4.88%, 06/27/44(a)	200	181,206
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	400	340,680
5.25%, 05/24/49 (Call 11/24/48)(b)	200	177,738
6.13%, 01/31/46 (Call 07/31/45)(b)	200	197,750
6.63%, 01/15/40	400	415,080
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)	400	366,292
4.75%, 08/06/50 (Call 02/06/50)(a)	400	322,136
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	400	309,456
4.88%, 01/14/48(a)	200	157,090
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)	200	169,500
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(a)	400	316,816
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	157,922
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	200	177,314
2.88%, 05/11/31 (Call 02/11/31)(a)	200	158,550
4.00%, 10/04/27 (Call 07/04/27)(a)	200	185,108
5.50%, 01/15/48 (Call 07/15/47)(a)	200	166,574
5.88%, 09/17/44(a)	200	176,716
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(a)	400	380,072
Sigma Finance Netherlands BV, 4.88%, 03/27/28
(Call 12/27/27)(a)	200	192,248
Southern Copper Corp.
3.88%, 04/23/25	150	144,748
5.25%, 11/08/42	426	404,178
5.88%, 04/23/45(b)	520	529,220
6.75%, 04/16/40	475	527,250
7.50%, 07/27/35	300	347,835
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40	366	320,601
Total Play Telecomunicaciones SA de CV, 6.38%,
09/20/28(a)	400	228,000
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)	600	542,550
5.25%, 01/30/26 (Call 10/30/25)(a)	400	388,500
6.39%, 01/15/50 (Call 07/15/49)(a)	200	165,402
6.95%, 01/30/44 (Call 07/30/43)(a)	200	177,508
		20,913,812
Moldova — 0.1%
Aragvi Finance International SR, 8.45%, 04/29/26
(Call 04/29/24)(a)	400	270,500

Morocco — 0.5%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	900	753,039
4.50%, 10/22/25(a)	400	387,876

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Morocco (continued)
5.13%, 06/23/51 (Call 12/23/50)(a)	$800	$601,056
6.88%, 04/25/44(a)	400	374,572
		2,116,543
Nigeria — 0.7%
Access Bank PLC
6.13%, 09/21/26(a)	600	520,884
9.13%, (Call 10/07/26), (5-year CMT + 8.070%)(a)(d)(e)	400	331,516
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(a)	400	348,460
6.25%, 11/29/28 (Call 11/29/24)(a)	400	329,200
IHS Netherlands Holdco BV, 8.00%, 09/18/27
(Call 08/30/23)(a)	1,250	1,135,575
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 08/30/23)(a)	600	534,522
		3,200,157
Oman — 0.3%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	386,848
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	750	777,150
		1,163,998
Panama — 0.7%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	1,189	1,028,707
Banco General SA, 4.13%, 08/07/27(a)	600	566,478
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 08/10/23)(a)	1,250	1,125,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	600	510,354
		3,230,539
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34(a)(f)	668	467,816
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(a)	400	377,108
		844,924
Peru — 1.8%
Banco de Credito del Peru, 2.70%, 01/11/25
(Call 12/11/24)(a)(b)	700	669,025
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25),
(5-year CMT + 3.000%)(a)(d)	800	740,528
3.25%, 09/30/31 (Call 09/30/26),
(5-year CMT + 2.450%)(a)(d)	400	353,132
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26
(Call 08/30/23)(a)	600	522,750
Consorcio Transmantaro SA
4.70%, 04/16/34(a)	600	559,170
5.20%, 04/11/38 (Call 01/11/38)(a)	400	376,192
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	600	568,170
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	800	689,280
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	600	558,375
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(a)	711	645,489
5.88%, 07/05/34(a)	361	354,066
Minsur SA, 4.50%, 10/28/31(a)	600	522,066
Peru LNG Srl, 5.38%, 03/22/30(a)	800	643,208
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	600	574,800
		7,776,251
Philippines — 1.4%
BDO Unibank Inc., 2.13%, 01/13/26(a)	600	554,064
Globe Telecom Inc., 4.20%, (Call 08/02/26),
(5-year CMT + 5.527%)(a)(d)(e)	600	557,502
Security	Par (000)	Value

Philippines (continued)
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	$600	$543,858
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	600	551,850
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(a)	600	550,062
Petron Corp., 5.95%, (Call 04/19/26),
(5-year CMT + 7.574%)(a)(d)(e)	600	544,488
Philippine National Bank, 3.28%, 09/27/24(a)	400	386,244
San Miguel Crop., 5.50%, (Call 07/29/25),
(5-year CMT + 10.237%)(a)(d)(e)	600	544,710
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26), (5-year CMT + 7.155%)(a)(d)(e)	600	428,742
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(d)(e)	600	454,794
6.50%, (Call 04/25/24), (5-year CMT + 6.608%)(a)(d)(e)	700	630,189
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(d)(e)	600	515,010
		6,261,513
Poland — 0.2%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29
(Call 11/15/24)(a)	900	732,519

Qatar — 2.9%
ABQ Finance Co., 2.00%, 07/06/26(a)	400	360,636
ABQ Finance Ltd.
1.88%, 09/08/25(a)	600	552,870
3.13%, 09/24/24(a)	400	385,808
CBQ Finance Ltd., 2.00%, 09/15/25(a)	600	554,256
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(e)	400	362,632
Doha Finance Ltd., 2.38%, 03/31/26(a)	500	457,130
MAR Sukuk Ltd.
2.21%, 09/02/25(a)	800	749,504
3.03%, 11/13/24(a)	400	386,408
Nakilat Inc., 6.07%, 12/31/33(a)	819	849,674
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)	600	578,310
3.88%, 01/31/28(a)	400	383,996
4.50%, 01/31/43(a)	200	189,642
5.00%, 10/19/25(a)	600	595,938
QIB Sukuk Ltd.
1.95%, 10/27/25(a)	900	833,067
6.67%, 02/07/25, (3-mo. LIBOR US + 1.350%)(a)(d)	800	807,120
QNB Finance Ltd.
1.38%, 01/26/26(a)	1,050	947,205
1.63%, 09/22/25(a)	600	551,082
2.63%, 05/12/25(a)	1,000	945,090
2.75%, 02/12/27(a)	900	825,570
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	642	644,883
6.33%, 09/30/27(a)	377	379,873
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29
(Call 05/28/29)(a)	400	345,180
		12,685,874
Saudi Arabia — 4.5%
Al Rajhi Sukuk Ltd., 4.75%, 04/05/28	400	398,536
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25), (5-year CMT + 2.974%)(a)(d)	400	375,904
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	368,152
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	289,347
Banque Saudi Fransi, 4.75%, 05/31/28	200	197,368
BSF Finance, 5.50%, 11/23/27(a)	400	403,996
(Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 Call 08/17/25)(a)	200	184,872

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	$200	$196,198
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)	600	505,956
4.39%, 11/30/46(a)	500	389,560
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	122,732
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)	800	818,648
6.51%, 02/23/42(a)	600	620,304
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25),
(5-year CMT + 1.791%)(a)(d)	600	574,422
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27),
(5-year CMT + 2.170%)(a)(d)(e)	400	370,904
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(a)	900	814,563
2.69%, 06/17/31 (Call 03/17/31)(a)	1,400	1,206,492
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(a)	200	166,448
3.00%, 09/14/50 (Call 03/14/50)(a)	200	140,750
SABIC Capital II BV, 4.50%, 10/10/28(a)	600	582,696
Samba Funding Ltd.
2.75%, 10/02/24(a)	400	384,672
2.90%, 01/29/27(a)	200	185,106
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)	400	366,184
2.25%, 11/24/30 (Call 08/24/30)(a)	1,000	832,160
3.25%, 11/24/50 (Call 05/24/50)(a)	900	630,306
3.50%, 04/16/29(a)	1,300	1,199,133
4.25%, 04/16/39(a)	1,800	1,574,370
4.38%, 04/16/49(a)	1,400	1,186,710
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	382,748
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	600	593,784
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	400	400,940
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	400	371,236
2.41%, 09/17/30(a)	200	172,702
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33	600	593,826
5.68%, 04/11/53	400	394,872
Saudi Telecom Co., 3.89%, 05/13/29(a)	600	574,308
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	400	362,348
TMS Issuer Sarl, 5.78%, 08/23/32(a)	800	814,768
		19,748,021
Singapore — 4.0%
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(a)	300	273,750
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	600	511,116
3.00%, 09/11/29 (Call 06/11/29)(a)	500	440,720
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	1,000	955,650
3.50%, 10/10/24 (Call 09/10/24)(a)	400	388,276
3.50%, 09/18/27 (Call 06/18/27)(a)	600	560,574
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	500	477,980
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)	400	378,772
1.19%, 03/15/27(a)	400	352,128
3.30%, (Call 02/27/25), (5-year CMT + 1.915%)(a)(d)(e)	800	757,248
4.52%, 12/11/28 (Call 12/11/23),
(5-year USD ICE Swap + 1.590%)(a)(d)	800	794,872
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	450	428,616
4.75%, 06/15/25 (Call 03/15/25)	484	473,400
Security	Par (000)	Value

Singapore (continued)
4.88%, 06/15/29 (Call 03/15/29)	$399	$380,806
4.88%, 05/12/30 (Call 02/12/30)	515	496,568
GLP Pte Ltd.
3.88%, 06/04/25(a)	800	559,224
4.50%, (Call 12/31/26), (5-year CMT + 3.735%)(a)(d)(e)	600	224,250
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(a)(b)(d)	800	731,416
4.60%, 06/15/32 (Call 06/15/27),
(5-year CMT + 1.575%)(a)(d)	400	386,300
Puma International Financing SA, 5.00%, 01/24/26
(Call 08/10/23)(a)	700	637,434
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	400	374,202
3.38%, 01/19/29 (Call 11/19/28)(a)	400	367,572
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	532	617,870
SingTel Group Treasury Pte Ltd.
2.38%, 10/03/26(a)	200	182,972
3.25%, 06/30/25(a)	300	288,564
3.88%, 08/28/28 (Call 05/28/28)(a)	400	381,756
ST Engineering RHQ Ltd., 1.50%, 04/29/25
(Call 01/29/25)(a)	400	373,788
Ste Transcore Holdings Inc.
3.38%, 05/05/27 (Call 02/05/27)(a)	600	569,130
4.13%, 05/23/26	200	195,022
United Overseas Bank Ltd, 3.06%, 04/07/25(a)(b)	600	577,704
United Overseas Bank Ltd.
1.25%, 04/14/26(a)	600	539,976
1.75%, 03/16/31 (Call 03/16/26),
(5-year CMT + 1.520%)(a)(d)	400	357,752
2.00%, 10/14/31 (Call 10/14/26),
(5-year CMT + 1.230%)(a)(b)(d)	600	527,952
3.75%, 04/15/29 (Call 04/15/24),
(5-year CMT + 1.500%)(a)(b)(d)	400	392,692
3.86%, 10/07/32 (Call 10/07/27),
(5-year CMT + 1.450%)(a)(d)	800	744,416
3.88%, (Call 10/19/23),
(5-year USD Swap + 1.794%)(a)(d)(e)	600	595,152
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	400	375,908
		17,671,528
South Africa — 2.0%
Absa Group Ltd., 6.38%, (Call 05/28/26),
(5-year CMT + 5.411%)(a)(d)(e)	400	369,804
Anglo American Capital PLC
3.88%, 03/16/29 (Call 01/16/29)(a)	400	365,344
4.75%, 04/10/27(a)	1,800	1,751,724
5.50%, 05/02/33	700	683,970
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	600	528,852
3.75%, 10/01/30 (Call 07/01/30)	500	428,625
Bidvest Group UK PLC (The), 3.63%, 09/23/26
(Call 09/23/23)(a)	600	539,364
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)	400	404,204
Liquid Telecommunications Financing PLC, 5.50%,
09/04/26 (Call 08/30/23)(a)	400	264,520
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	400	393,100
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	400	361,672
5.50%, 03/18/31 (Call 03/18/30)	700	577,507

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
6.50%, 09/27/28 (Call 06/27/28)(b)	$600	$551,730
8.75%, 05/03/29 (Call 03/03/29)(a)	900	897,750
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	600	539,640
4.50%, 11/16/29 (Call 11/16/25)(a)	400	324,296
		8,982,102
South Korea — 3.9%
Hana Bank
1.25%, 12/16/26(a)	400	347,172
3.25%, 03/30/27(a)	400	375,216
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32,
(5-year CMT + 1.850%)(a)	400	357,360
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	400	355,556
Kookmin Bank
1.38%, 05/06/26(a)	400	358,544
1.75%, 05/04/25(a)	400	373,808
2.50%, 11/04/30(a)(b)	400	326,016
4.35%, (Call 07/02/24), (5-year CMT + 2.639%)(a)(d)(e)	200	194,120
4.63%, 04/21/28	200	196,250
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)	400	373,960
3.60%, 05/06/25	400	385,636
Korea Electric Power Corp., 1.13%, 06/15/25(a)	400	368,712
Korea Gas Corp.
2.88%, 07/16/29(a)	200	178,584
3.50%, 07/21/25(a)(b)	400	385,224
3.50%, 07/02/26(a)	200	189,762
6.25%, 01/20/42(a)	600	678,240
KT Corp., 4.00%, 08/08/25(a)	200	193,666
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52
(Call 06/15/27), (5-year CMT + 2.887%)(a)(d)	400	390,932
LG Chem Ltd.
1.38%, 07/07/26(a)	400	353,876
2.38%, 07/07/31(a)	400	323,852
3.25%, 10/15/24(a)	200	193,812
3.63%, 04/15/29(a)	200	184,018
NAVER Corp., 1.50%, 03/29/26(a)	600	535,920
NongHyup Bank, 1.25%, 07/20/25(a)	400	367,044
POSCO
4.38%, 08/04/25(a)	400	389,256
5.63%, 01/17/26(a)	400	399,228
5.75%, 01/17/28(a)	800	808,752
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	400	351,268
3.88%, 03/24/26(a)(b)	200	188,598
4.38%, 04/13/32(a)(b)	200	180,860
4.50%, 04/12/28(a)	200	194,648
7.31%, 04/24/25, (3-mo. LIBOR US + 1.700%)(a)(d)	400	406,076
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	400	361,892
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(d)(e)	400	351,724
3.34%, 02/05/30 (Call 02/05/25),
(5-year CMT + 1.500%)(a)(b)(d)	200	190,962
5.88%, (Call 02/13/24), (5-year CMT + 3.051%)(a)(d)(e)	400	398,404
SK Battery America Inc., 2.13%, 01/26/26(a)	400	354,540
SK Hynix Inc.
1.50%, 01/19/26(a)	600	536,316
2.38%, 01/19/31(a)	600	465,702
3.00%, 09/17/24(a)	200	192,706
6.25%, 01/17/26(a)	600	602,904
Security	Par (000)	Value

South Korea (continued)
6.38%, 01/17/28(a)	$800	$813,456
6.50%, 01/17/33(a)	400	407,540
SK On Co. Ltd., 5.38%, 05/11/26(a)	400	398,300
Woori Bank
0.75%, 02/01/26(a)	400	354,968
2.00%, 01/20/27(a)	200	180,594
4.25%, (Call 10/04/24), (5-year CMT + 2.664%)(a)(d)(e)	200	192,000
4.88%, 01/26/28(a)	600	593,460
		17,301,434
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	400	363,538
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(d)	200	197,826
6.13%, (Call 11/16/27),
(5-year USD Swap + 3.870%)(d)(e)	200	172,000
6.14%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(d)	200	201,746
		935,110
Supranational — 0.4%
Africa Finance Corp., 2.88%, 04/28/28(a)	800	679,000
African Export-Import Bank (The), 2.63%, 05/17/26
(Call 04/17/26)(a)	600	543,750
Eastern & Southern African Trade & Development Bank
(The), 4.13%, 06/30/28(a)	600	471,243
		1,693,993
Switzerland — 0.0%
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 05/04/24)(a)	400	136,000

Taiwan — 3.4%
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	800	766,048
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	800	727,544
2.50%, 10/28/30(a)	600	497,280
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	1,200	1,073,784
2.50%, 10/25/31 (Call 07/25/31)	1,200	995,316
3.13%, 10/25/41 (Call 04/25/41)	1,000	782,980
3.25%, 10/25/51 (Call 04/25/51)	1,000	743,455
3.88%, 04/22/27 (Call 03/22/27)	1,000	960,470
4.13%, 04/22/29 (Call 02/22/29)	600	572,622
4.25%, 04/22/32 (Call 01/22/32)	900	859,014
4.50%, 04/22/52 (Call 10/22/51)(b)	900	842,256
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	800	722,240
1.00%, 09/28/27 (Call 07/28/27)(a)	800	679,496
1.25%, 04/23/26 (Call 03/23/26)(a)	1,000	898,160
1.38%, 09/28/30 (Call 06/28/30)(a)	1,300	1,018,043
1.75%, 04/23/28 (Call 02/23/28)(a)	1,000	861,480
2.25%, 04/23/31 (Call 01/23/31)(a)	1,500	1,234,200
4.63%, 07/22/32 (Call 04/22/32)(a)	600	592,906
		14,827,294
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25
(Call 08/10/23)(a)	1,000	953,460

Thailand — 2.4%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)	1,200	979,812

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Thailand (continued)
3.73%, 09/25/34 (Call 09/25/29),
(5-year CMT + 1.900%)(a)(d)	$1,200	$1,032,540
4.30%, 06/15/27 (Call 05/15/27)(a)	800	775,832
4.45%, 09/19/28(a)(b)	400	386,092
5.00%, (Call 09/23/25)	600	569,700
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)	500	412,940
4.30%, 03/18/51 (Call 09/18/50)(a)(b)	800	587,192
4.40%, 03/30/32 (Call 09/30/31)(a)(b)	1,000	902,060
Kasikornbank PCL, 5.46%, 03/07/28(a)	400	402,192
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26),
(5-year CMT + 1.700%)(a)(d)	600	533,562
5.28%, (Call 10/14/25), (5-year CMT + 4.940%)(a)(d)(e)	800	762,000
Krung Thai Bank PCL/Cayman Islands, 4.40%,
(Call 03/25/26), (5-year CMT + 3.530%)(a)(d)(e)	600	553,218
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70
(Call 01/16/70)(a)(b)	600	404,466
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	600	545,442
3.90%, 12/06/59(a)	400	281,796
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	383,120
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	600	380,358
3.75%, 06/18/50(a)	600	395,322
5.38%, 11/20/48(a)(b)	400	343,124
		10,630,768
Turkey — 2.6%
Akbank TAS
5.13%, 03/31/25(a)	400	384,000
6.80%, 02/06/26(a)	500	486,420
6.80%, 06/22/31 (Call 06/22/26),
(5-year CMT + 6.015%)(a)(d)	400	370,340
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%,
06/29/28 (Call 03/29/28)(a)	400	328,444
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27
(Call 02/02/24)(a)	600	529,728
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(a)	600	539,394
DBS Group Holdings Ltd., 1.82%, 03/10/31
(Call 03/10/26), (5-year CMT + 1.100%)(a)(d)	400	359,216
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	700	693,616
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%,
11/15/24 (Call 08/31/23)(a)	400	389,808
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	399,368
Turk Telekomunikasyon AS, 6.88%, 02/28/25(a)	600	580,866
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	383,076
5.80%, 04/11/28 (Call 01/11/28)(a)	565	511,783
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27,
(5-year USD ICE Swap + 4.220%)(a)(d)	800	745,056
Turkiye Is Bankasi AS
7.75%, 01/22/30 (Call 01/22/25),
(5-year CMT + 6.119%)(a)(d)	700	672,126
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(d)	400	390,300
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24
(Call 07/20/24)(a)	400	386,980
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	800	782,808
Turkiye Vakiflar Bankasi TAO, 6.50%, 01/08/26(a)	500	472,745
Security	Par (000)	Value

Turkey (continued)
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	$600	$566,178
Yapi ve Kredi Bankasi AS
7.88%, 01/22/31 (Call 01/22/26),
(5-year CMT + 7.415%)(a)(d)	600	570,348
8.25%, 10/15/24(a)	400	403,132
13.88%, (Call 01/15/24),
(5-year USD Swap + 11.245%)(a)(d)(e)	700	716,611
		11,662,343
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	400	231,552
MHP Lux SA, 6.95%, 04/03/26(a)	700	405,713
		637,265
United Arab Emirates — 4.8%
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(a)	400	376,380
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)	600	530,106
3.40%, 04/29/51 (Call 10/29/50)(a)	400	297,548
4.38%, 04/23/25(a)	200	196,652
4.38%, 06/22/26(a)	400	392,092
4.38%, 01/24/29	400	392,000
4.70%, 04/24/33(a)	600	594,318
4.88%, 04/23/30(a)	400	402,172
6.50%, 10/27/36(a)	300	338,823
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(Call 02/06/31)(a)	500	420,070
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23),
(5-year CMT + 4.270%)(a)(d)(e)	400	399,308
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	200	196,708
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	400	372,312
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	200	204,642
BOS Funding Ltd.
4.00%, 09/18/24(a)	200	193,744
7.00%, 03/14/28(a)	200	205,508
CBQ Finance Ltd., 2.00%, 05/12/26(a)	600	543,366
China Everbright Bank Co. Ltd./Luxembourg, 0.83%,
09/14/24(a)	200	189,626
Commercial Bank of Dubai PSC
5.32%, 06/14/28	200	199,000
6.00%, (Call 04/21/26)(a)(d)(e)	200	196,296
DIB Sukuk Ltd.
1.96%, 06/22/26(a)	400	365,000
2.74%, 02/16/27(a)	400	367,428
2.95%, 02/20/25(a)	400	382,504
2.95%, 01/16/26(a)	800	754,800
4.80%, 08/16/28(a)	200	197,904
5.49%, 11/30/27(a)	400	405,960
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	398,408
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	400	376,616
EI Sukuk Co. Ltd., 1.83%, 09/23/25(a)	400	369,156
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	188,010
3.70%, 07/06/31(a)	200	180,996
3.88%, 09/17/29(a)	400	371,832
Emirates NBD Bank PJSC
1.64%, 01/13/26(a)	400	365,296
4.25%, (Call 02/27/27)(a)(d)(e)	400	355,656
5.63%, 10/21/27(a)	200	204,206
6.13%, (Call 03/20/25)(a)(d)(e)	600	592,116

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
Energian Israel Finance Ltd., 4.88%, 03/30/26
(Call 12/30/25)(a)(c)	$455	$423,682
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(a)	200	182,625
2.50%, 01/21/25(a)	200	190,868
2.59%, 03/02/27(a)	200	185,082
4.58%, 01/17/28(a)	400	394,912
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	400	388,080
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(d)(e)	400	377,044
5.13%, 10/13/27(a)	400	403,164
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)	291	268,913
2.63%, 03/31/36(a)	800	647,168
2.94%, 09/30/40(a)	1,140	917,145
3.25%, 09/30/40(a)	600	463,836
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 08/31/23)(a)	600	579,750
MAF Global Securities Ltd., 7.88%, (Call 06/30/27),
(5-year CMT + 4.893%)(a)(d)(e)	400	406,056
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	186,608
4.64%, 05/14/29(a)	200	194,656
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27),
(5-year CMT + 3.997%)(a)(d)	400	413,884
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	177,898
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	200	155,937
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	400	414,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25	450	426,249
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(a)	200	190,456
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	388	310,437
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(a)	200	198,804
		21,013,813
United Kingdom — 2.5%
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	400	369,452
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	186,084
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	189,484
CK Hutchison International 19 Ltd., 3.38%, 09/06/49
(Call 03/06/49)	200	149,224
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(a)	400	342,932
3.38%, 05/08/50 (Call 11/08/49)	200	148,304
CK Hutchison International 21 Co.
1.50%, 04/15/26 (Call 03/15/26)(a)	200	180,608
2.50%, 04/15/31 (Call 01/15/31)(a)	400	335,916
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(a)	200	197,360
4.88%, 04/21/33 (Call 01/21/33)(a)	400	393,652
Hutchison Whampoa International 14 Ltd., 3.63%,
10/31/24(a)	400	389,588
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	205	240,283
Standard Chartered PLC
1.82%, 11/23/25 (Call 11/23/24),
(1-year CMT + 0.950%)(a)(d)	400	376,708
2.61%, 01/12/28 (Call 01/12/27)(d)	200	178,134
2.68%, 06/29/32 (Call 06/29/31),
(1-year CMT + 1.200%)(a)(d)	1,000	790,030
3.27%, 02/18/36 (Call 11/18/30),
(5-year CMT + 2.300%)(a)(d)	400	316,660
Security	Par (000)	Value

United Kingdom (continued)
3.60%, 01/12/33 (Call 01/12/32),
(1-year CMT + 1.900%)(a)(d)	$200	$161,072
4.05%, 04/12/26(a)	400	384,528
4.30%, (Call 08/19/28)	600	461,934
4.31%, 05/21/30 (Call 05/21/29),
(3-mo. LIBOR US + 1.910%)(a)(d)	600	545,160
4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(a)(d)	500	463,715
4.75%, (Call 01/14/31), (5-year CMT + 3.805%)(a)(d)(e)	400	306,536
6.00%, (Call 07/26/25), (5-year CMT + 5.661%)(a)(d)(e)	400	383,320
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(a)(d)	1,200	1,208,700
6.19%, 07/06/27 (Call 07/06/26),
(1-year CMT + 1.850%)(c)(d)	200	201,792
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(a)(d)	800	808,519
6.30%, 07/06/34(c)	200	203,330
7.75%, (Call 08/15/27), (5-year CMT + 4.976%)(a)(d)(e)	400	398,000
7.77%, 11/16/28 (Call 11/16/27),
(1-year CMT + 3.450%)(a)(d)	800	851,640
		11,162,665
United States — 2.2%
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(a)	800	655,640
3.95%, 09/10/50	400	295,980
4.75%, 03/16/52	600	487,596
5.63%, 04/01/30	600	597,267
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)	400	340,048
Huarong Finance II Co. Ltd., 5.00%, 11/19/25(a)	200	186,170
Industrial & Commercial Bank of China Ltd., 4.88%,
09/21/25(a)	400	392,184
JBS USA LUX SA/JBS USA Food Co/JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(a)	200	179,076
3.00%, 02/02/29 (Call 12/02/28)(a)	200	170,454
3.63%, 01/15/32 (Call 01/15/27)(a)	200	165,128
3.75%, 12/01/31 (Call 12/01/26)(a)	400	339,199
4.38%, 02/02/52 (Call 08/02/51)(a)	300	216,464
5.13%, 02/01/28 (Call 01/01/28)(a)	303	293,818
6.50%, 12/01/52 (Call 06/01/52)	350	342,262
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	390	343,322
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)	1,600	1,252,784
3.68%, 01/21/30 (Call 10/21/29)(a)	1,000	847,800
3.83%, 02/08/51 (Call 08/08/50)(a)	1,300	796,679
4.03%, 08/03/50 (Call 02/03/50)(a)	800	511,040
4.99%, 01/19/52(a)	900	656,379
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(Call 05/13/24)(a)	600	564,000
		9,633,290
Vietnam — 0.2%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	750	675,844

Zambia — 1.1%
First Quantum Minerals Ltd.
6.88%, 03/01/26(a)	850	832,405
6.88%, 10/15/27 (Call 10/15/23)(a)	1,600	1,565,000
7.50%, 04/01/25 (Call 08/10/23)(a)	1,038	1,032,737

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia (continued)
8.63%, 06/01/31	$1,200	$1,228,500
		4,658,642
Total Corporate Bonds & Notes — 96.6%
(Cost: $460,067,638)	.	427,175,725

Foreign Government Obligations

South Korea — 0.6%
Industrial Bank of Korea
0.63%, 09/17/24(a)	200	189,180
1.04%, 06/22/25(a)(b)	400	367,004
Korea Electric Power Corp.
3.63%, 06/14/25(a)	400	385,717
5.38%, 04/06/26(a)	200	199,718
Korea Expressway Corp.
1.13%, 05/17/26(a)	200	177,880
3.63%, 05/18/25(a)	400	387,028
Korea Gas Corp., 3.88%, 07/13/27(a)	200	192,182
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)	400	357,044
4.25%, 07/27/27(a)	400	387,908
		2,643,661
Supranational — 0.6%
Africa Finance Corp.
3.13%, 06/16/25(a)	400	374,000
3.75%, 10/30/29(a)	400	341,000
4.38%, 04/17/26(a)	800	752,000
African Export-Import Bank (The)
3.80%, 05/17/31 (Call 02/17/31)(a)	600	490,500
3.99%, 09/21/29 (Call 06/23/29)(a)	800	690,000
		2,647,500
Turkey — 0.2%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	600	541,566

Total Foreign Government Obligations — 1.4%
(Cost: $6,195,322)		5,832,727

Total Long-Term Investments — 98.0%
(Cost: $466,262,960)		433,008,452
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(i)(j)(k)	32,543	$32,552,549
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(i)(j)	4,237	4,237,000

Total Short-Term Securities — 8.3%
(Cost: $36,777,895)		36,789,549

Total Investments — 106.3%
(Cost: $503,040,855)		469,798,001

Liabilities in Excess of Other Assets — (6.3)%		(27,649,630)

NetAssets—100.0%		$442,148,371

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Zero-coupon bond.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period end.

(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,956,028	$14,584,589	(a)	$—	$1,648	$10,284	$32,552,549	32,543	$177,045	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,897,000	340,000	(a)	—	—	—	4,237,000	4,237	96,837		1
					$1,648	$10,284	$36,789,549		$273,882		$1

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$427,175,725	$—	$427,175,725
Foreign Government Obligations	—	5,832,727	—	5,832,727
Short-Term Securities
Money Market Funds	36,789,549	—	—	36,789,549
	$36,789,549	$433,008,452	$—	$469,798,001

Portfolio Abbreviation

CMT	Constant Maturity Treasury	PIK	Payment-in-kind
LIBOR	London Interbank Offered Rate	PJSC	Public Joint Stock Company
OJSC	Open Joint Stock Company	SOFR	Secured Overnight Financing Rate

Currency Abbreviations

USD	United States Dollar